Selected Operating Expenses and Additional Information (Tables)	12 Months Ended
Dec. 31, 2017
Compensation Related Costs [Abstract]
Personnel Expenses for All Payroll Employees
Personnel expenses for all payroll employees were:

Year ended December 31	2015	2016	2017
(in millions)	EUR	EUR	EUR

Wages and salaries	1,165.4	1,279.6	1,492.8
Social security expenses	92.9	103.8	119.6
Pension and retirement expenses	79.7	85.7	100.8
Share-based payments	59.0	47.7	53.1
Personnel expenses	1,397.0	1,516.8	1,766.3

Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector
The total number of payroll and temporary employees as of December 31 in FTEs per sector was:

As of December 31	2015	2016	2017
(in FTE)

Customer Support	3,607	4,210	5,051
SG&A	1,380	1,561	1,701
Manufacturing & Logistics	3,833	4,443	5,112
R&D	5,861	6,433	7,352
Total	14,681	16,647	19,216
Less: Temporary employees	2,513	2,656	2,997
Payroll employees	12,168	13,991	16,219